Fair value measurement of financial instruments - Disclosure of reconciliation of changes in Level 3 hierarchy (Details) - Recurring fair value measurement € in Thousands	6 Months Ended
Sep. 30, 2023 EUR (€)
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	€ 7,158
Financial assets at end of period	7,541
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	15,839
Financial liabilities at end of period	16,755
Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	7,051
Additions	490
Loss recognized in income statement	0
Exchange differences	0
Financial assets at end of period	7,541
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	4,390
Additions	490
Financial liabilities at end of period	4,766
Level 3 | Put option liabilities
Changes in fair value measurement, assets [abstract]
Additions	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	4,390
Additions	0
Loss recognized in income statement	287
Exchange differences	89
Financial liabilities at end of period	€ 4,766